Long-Term Debt (Outstanding Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Revolving loan facility	$ 128,285	$ 66,270
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving loan facility	$ 128,285	$ 66,270